SUPPLEMENT DATED JUNE 28, 2011

TO PROSPECTUSES DATED APRIL 29, 2011
FOR SUN PRIME VARIABLE UNIVERSAL LIFE INSURANCE AND
SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Northern Cross, LLC has replaced Brandes Investment Partners, L.P. as the sub-adviser of the M International Equity Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Prime Sun Prime Survivorship 7/2011